Apr. 26, 2021

ADVANCED SERIES TRUST
A
ST Balanced Asset Allocation Portfolio

Supplement dated May 17, 2021 to the
Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Balanced Asset Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
At a meeting of the shareholders of the Portfolio held on May 11, 2021, shareholders approved (i) an amended investment management agreement (the Management Agreement) for the Portfolio in connection with the implementation of a new principal investment strategy and (ii) a Shareholder Services and Distribution Plan (the Plan) for the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

As described in the proxy statement soliciting shareholder approval of the amended Management Agreement and the Plan and the supplement dated February 8, 2021, the Board of Trustees of the Trust (the Board) also approved certain other changes to the Portfolio that were contingent on shareholder approval of the amended Management Agreement and the Plan. Among other items, the Board approved: (i) changing the Portfolio’s principal investment strategies to move from a fund-of-funds structure that invests Portfolio assets in underlying funds to a structure that primarily relies on direct investments through multiple sleeves to achieve the Portfolio’s investment objective; and (ii) new subadvisory agreements with Jennison Associates LLC, PGIM, Inc., ClearBridge Investments, LLC, J.P. Morgan Investment Management, Inc., Massachusetts Financial Services Company, Wellington Management Company LLP, and QMA LLC.

The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies in early June 2021 with final completion expected on August 1, 2021.

To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, August 1, 2021:

I.
The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.13%
=Total Annual Portfolio Operating Expenses	1.01%
-Fee Waiver and/or Expense Reimbursement	(0.14)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.87%
(1)
The Manager has contractually agreed to waive 0.02% of its management fee through June 30, 2022. The Manager has also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Balanced Asset Allocation	$89	$308	$544	$1,224

III.
The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST BALANCED asset ALLOCATION Portfolio – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:

Principal Investment Strategies
. The Portfolio’s asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, global hedged bond,  and emerging market bond investment strategies.

The asset allocation strategy is determined by the Manager and QMA LLC (QMA), the subadviser to the Portfolio. As a general matter, QMA begins by constructing a neutral allocation for the Portfolio. Each neutral allocation initially divides the assets for the Portfolio across three broad-based securities benchmark indexes. These three benchmark indexes are the Russell 3000 Index, the MSCI Europe, Australasia and the Far East (EAFE) Index, and the Bloomberg Barclays US Aggregate Index. The neutral allocation will emphasize investments in the equity asset class. The selection of specific combinations of Underlying Portfolios for the Portfolio generally will be determined by the Manager. The Manager will employ various quantitative and qualitative research methods to establish weighted combinations of Underlying Portfolios that are consistent with the neutral allocation for the Portfolio. QMA will then perform its own forward-looking assessment of macroeconomic, market, financial, security valuation, and other factors. As a result of this assessment, QMA will further adjust the neutral allocation and the preliminary Underlying Portfolio weights for the Portfolio based upon its views on certain factors
Included in the directly managed portion is an overlay strategy managed by QMA for liquidity and asset allocation purposes.
The Portfolio allocates approximately 15-25% of its net assets to the overlay strategy, which is employed through an overlay sleeve. The overlay strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio’s asset levels, liquidity, and asset allocations. The overlay strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The overlay strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The overlay strategy may also invest in ETFs for additional exposure to relevant markets. The overlay strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.